Operating Segments and Geographic Information - Schedule of Revenue by Geographic Area (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 346,456	$ 302,871	$ 263,518
United States, country of domicile
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	160,833	144,776	125,682
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	38,526	31,649	28,422
All other international
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 147,097	$ 126,446	$ 109,414